Share-Based Payments (Details) - Schedule of Movement in Number of Stock Options Outstanding and Weighted Average Exercise Price	12 Months Ended
	Jun. 30, 2024 $ / shares	Jun. 30, 2023 $ / shares	Jun. 30, 2022 $ / shares	Feb. 28, 2023 £ / shares
Schedule of movement in number of stock options outstanding and weighted average exercise price [Abstract]
Average exercise price per share option, Beginning balance	$ 0.27	$ 0.37	$ 0.31
Number of options, Beginning balance	12,879,720	19,873,877	45,309,478
Average exercise price per share option, Granted during the year	$ 0.19	$ 0.12	$ 0.25
Number of options, Granted during the year	2,000,000	1,430,000	500,000
Average exercise price per share option, Exercised during the year	$ 0.12
Number of options, Exercised during the year	(200,000)
Average exercise price per share option, Forfeited/ lapsed during the year	$ 0.18	$ 0.48	$ 0.27
Number of options,Forfeited/ lapsed during the year	(173,600)	(8,424,157)	(25,935,601)
Average exercise price per share option, Ending balance	$ 0.26	$ 0.27	$ 0.37
Number of options, Ending balance	14,506,120	12,879,720	19,873,877
Average exercise price per share option, Vested and exercisable | (per share)	$ 0.27	$ 0.27	$ 0.37	£ 1.85
Number of options, Vested and exercisable	13,346,386	12,610,802	19,538,877